Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($) $ / shares	Nov. 25, 2020 $ / shares shares	Nov. 30, 2023 CNY (¥)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2024 CNY (¥) Vote shares	Dec. 31, 2024 USD ($) Vote shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Nov. 30, 2023 $ / shares	Dec. 08, 2021 USD ($)	Jan. 11, 2021 $ / shares	Sep. 25, 2020 $ / shares shares	Jan. 02, 2018 $ / shares shares
Shareholders' equity
Ordinary shares, shares issued			143,681,557			1,570,790,570				1,570,790,570		1,570,790,570				2	1
Ordinary share, par value | $ / shares			$ 0.0001							$ 0.00001	$ 0.00001				$ 0.00001	$ 0.0001	$ 0.0001
Ordinary share par or stated value before shares split | $ / shares										$ 0.0001
Conversion ratio of Class B ordinary shares to Class A ordinary share						1	1
Number of shares issued			143,681,555
Proceeds from issuance of ordinary share upon IPO, net of issuance costs | $					$ 1,553,000
Authorized amount per share repurchase program | $														$ 500,000
Share repurchase (in shares)						157,200,000	157,200,000
Share repurchase | ¥						¥ 589,357		¥ 996,628	¥ 500,370
Amount of capped call options purchased | $							$ 130,300
Minimum percentage of general reserve fund						10.00%	10.00%
Maximum percentage of general reserve fund						50.00%	50.00%
Net assets restricted						¥ 73,621				$ 10,086		¥ 71,724
Proceeds from sale of treasury stock						325,800	$ 45,800
Treasury stock reissued						493,200	$ 69,400
Dividend | ¥						¥ 98,139		¥ 93,265
Ordinary shares
Shareholders' equity
Dividends Payable | $ / shares		$ 0.01											$ 0.01
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued						1,262,075,580				1,262,075,580
Number of votes entitled for each share | Vote						1	1
Class A ordinary shares | IPO
Shareholders' equity
Number of shares issued					133,975,000
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued						308,714,990				308,714,990
Number of votes entitled for each share | Vote						10	10
Converted ordinary shares issued						0				0		0
ADS
Shareholders' equity
Share repurchase (in shares)						157,200,000	157,200,000
Share repurchase | $							$ 304,700
Dividend	¥ 98,139	$ 13,654		¥ 93,265
ADS | IPO
Shareholders' equity
Number of shares issued					133,975,000